Note 10 - Share-based Payments - Options Outstanding (Details)	6 Months Ended
	Jun. 30, 2018 CAD ($) shares	Dec. 31, 2017 CAD ($) shares	Jun. 30, 2017 CAD ($) shares
Statement Line Items [Line Items]
Balance, number of options	3,999,000	3,199,500	2,045,835
Balance, weighted average exercise price	$ 0.21	$ 0.20	$ 0.18
Balance, weighted average remaining contract life	2.77	2.85	0.86
Granted, number of options		2,040,000	1,972,000
Granted, weighted average exercise price		$ 0.21	$ 0.39
Granted, weighted average remaining contract life (in shares) | shares
Forfeited, number of options	18,000	9,750	(818,335)
Forfeited, weighted average exercise price	$ 0.23	$ 0.24	$ 0.62
Forfeited, weighted average remaining contract life (in shares) | shares
Balance, number of options	3,981,000	3,999,000	3,199,500
Balance, weighted average exercise price	$ 0.21	$ 0.21	$ 0.20
Balance, weighted average remaining contract life	2.51	2.77	2.85
Expired, number of options		(1,230,750)
Expired, weighted average exercise price		$ 0.18
Expired, weighted average remaining contract life (in shares) | shares
Forfeited, number of options	(18,000)	(9,750)	818,335
Options exercisable, number of options	3,321,000	2,577,000	1,774,535
Options exercisable, weighted average exercise price	$ 0.21	$ 0.21	$ 0.19